Series B 5 convertible preferred stock (Details) - $ / shares		12 Months Ended
	May 09, 2019	Jun. 30, 2019
Series B 5 convertible preferred stock (Details)
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	51.90%	54.50%
Risk-free interest rate	2.43%	2.18%
Expected term of warrants (years)	3 months	1 month 6 days
Stock price	$ 535.12	$ 535.12
Exercise price	$ 982.50	$ 982.50